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                 The American Life Insurance Company of New York
                          435 Hudson Street, 2nd Floor
                            New York, New York 10014

                                   May 6, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:   The American Life Insurance Company of New York
              The American Separate Account 5
              File No. 333-62662

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, I hereby certify that:

1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 2 to Registrant's registration statement on Form N-4, the most recent amendment to the registration statement; and

2. The text of post-effective amendment no. 2 to the Registrant's registration statement on Form N-4 was filed electronically with the Securities and Exchange Commission on May 1, 2002 (accession number 0000912057-02-017815).

If you have any questions, please call me at (502) 587-3843.

Sincerely,

By:     /s/ Craig A. Hawley
Name:   Craig A. Hawley
Title:  General Counsel